Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent events
Subsequent events
20.	Subsequent events

The Company has evaluated subsequent events through the date of issuance of these consolidated financial statements and determined that there were no subsequent events that require recognition or disclosure in these financial statements.